Fair Value of Financial Instruments and Derivatives Instruments - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 tonne derivative	Dec. 31, 2020 USD ($) tonne derivative	Dec. 31, 2020 JPY (¥) derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contract, notional amount | $		$ 80,000,000
Bunker fuel, annual tonnes	12,000
Bunker fuel, monthly tonnes	1,000
Foreign Currency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, number of instruments held | derivative	0	1	1
Foreign exchange contract, notional amount		$ 4,800,000	¥ 500,000,000
Bunker Fuel Contracts, Period 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, number of instruments held | derivative		1	1
Bunker fuel, annual tonnes		12,000
Bunker fuel, monthly tonnes		1,000
Bunker Fuel Contracts, Period 2021 To 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, number of instruments held | derivative		5	5
Bunker Fuel Contracts, Period 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, number of instruments held | derivative		3	3
Bunker fuel, annual tonnes		36,000
Bunker fuel, monthly tonnes		1,000
Bunker Fuel Contracts, Period 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, number of instruments held | derivative		2	2
Bunker fuel, annual tonnes		24,000
Bunker fuel, monthly tonnes		1,000
Bunker Fuel Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, number of instruments held | derivative	1
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bunker fuel, sulphur content	0.50%	0.50%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bunker fuel, sulphur content	3.50%	3.50%